Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of December 31, 2010, through March 23, 2011, which is the date these combined financial statements were issued, and have determined that except as set forth elsewhere in these financial statements, there are no subsequent events that require disclosure.